SCHEDULE OF PREPAYMENTS (Details)		Mar. 31, 2023 USD ($)		Mar. 31, 2023 MYR (RM)	Mar. 15, 2023 USD ($)	Mar. 15, 2023 MYR (RM)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 MYR (RM)	Sep. 30, 2022 USD ($)		Sep. 30, 2022 MYR (RM)
Less: allowance for doubtful account
Total prepayments		14,448,012							4,269,611
Others [Member]
Prepayments	[1]	849,746							593,429
Speedprop Global Sdn Bhd [Member]
Prepayments		1,786,514	[2]	RM 7,884,000					1,206,757	[2]	RM 5,594,400
ARX Media Sdn Bhd [Member]
Prepayments	[3]	9,686,697							2,469,425
Boring Lark Sdn Bhd [Member]
Prepayments		1,812,800	[4]				$ 1,800,000	RM 8,000,000		[4]
Teclutions Sdn Bhd [Member]
Prepayments		$ 312,255	[5]		$ 200,000	RM 900,000				[5]

[1]	Prepayments to others primarily include prepayments to third-party vendors and service providers for domain renewal services, promotion and advertisement system integration services, rental deposits, and prepayment of taxation.
[2]	On June 19, 2022, the Company entered into an agreement with a third-party vendor, Speedprop Global Sdn. Bhd. (“Speedprop”), pursuant to which Speedprop will help the Company develop the Augmented Reality (“AR”) travel guide app with key commercial objectives to provide personalized instant rebates, voucher distribution, and ad placements for merchants. Total contract price amounted to MYR10.8 million (approximately $2.3 million). As of March 31, 2023 and September 30, 2022, the Company had made prepayments of $1,786,514 (MYR7,884,000) and $1,206,757 (MYR5,594,400), respectively, to Speedprop based on contracted payment terms and the progress of the app development. The remaining payments will be made when Speedprop completes the debugging and technical testing and delivers the app to the Company, which was expected to occur in March 2023. However, as of this report date, the Company is still working with Speedprop to complete the debugging and technical testing and the Company has not paid the remaining balance yet.
[3]	In order to upgrade the Company’s existing software and operating systems to increase the data processing capability, to diversify the Company’s business operation model, and to support its future business expansion, on August 1, 2022, the Company signed a contract with a third-party technology solution company, ARX Media Sdn. Bhd. (“ARX”), to conduct software application design and development for the Company’s Virtual Reality Rebate Mall project. ARX is a full-stacked technology solution company specializing in design and development of application of AR, Mixed Reality, Virtual Reality (“VR”), Integrated Business Solution, and Internet of Things to help business entities stand out among the crowd. Pursuant to the contract, ARX will help the Company conduct market research, prepare a feasibility study, VR Mall Data Management system software conceptualization, visualization, system coding, testing, and debugging, and to initialize and rollout the application as a progressive web portal, which can be further developed into a mobile app to allow integration to various platforms. Total contract price for this project amounted to MYR13.5 million (approximately $2.9 million). As of March 31, 2023 and September 30, 2022, the Company had made prepayment of $2,469,425 (MYR11.4 million) to ARX based on contracted payment terms and the progress of the project. The remaining payment will be made when ARX completes the debugging and technical testing and delivers the application to the Company, which is expected to be the beginning of 2024.
[4]	On January 16, 2023, the Company entered into an agreement with a third-party vendor, Boring Lark Sdn Bhd. (“Boring Lark”), to conduct design and application development of an Artificial Intelligence Chatbot systems and also provide system maintenance services to the Company. A total contract price of $2.2 million (MYR10 million) will be paid to Boring Lark in four installments within the service term of one year, depending on the progress of the system application development project. Pursuant to the contract terms, from January 2023 to February 2023, the Company made the first two installment payments of $1.8 million (MYR8 million) to Boring Lark.
[5]	On January 17, 2023, the Company entered into an agreement with a third-party vendor, Teclutions Sdn. Bhd. (“Teclutions”), pursuant to which, Teclutions will utilize the VR technology to help the Company design a Conversational AI Chatbot system for integration of the mobile app and website. A total contract price of $0.1 million (MYR0.6 million) will be paid to Teclutions in three installments depending on the progress of the system application development project. Pursuant to the contract terms, from January to March 2023, the Company made the first two installment payments of $0.1 million (MYR0.5 million) to Teclutions.